Commitments and Contingencies	6 Months Ended
Jun. 30, 2019
Commitments and Contingencies
Commitments and Contingencies

18. Commitments and Contingencies

Future gross minimum lease payments receivable in relation to non-cancellable time charter agreements for vessels in operation as of June 30, 2019 are as follows ( 30 off-hire days are assumed when each vessel will undergo scheduled dry-docking; in addition, early redelivery of the vessels by the charterers or any exercise of the charterers’ options to extend the terms of the charters are not accounted for):

Period	June 30, 2019
Not later than one year	267,606
Later than one year and not later than two years	185,730
Later than two years and not later than three years	128,965
Later than three years and not later than four years	122,494
Later than four years and not later than five years	81,784
More than five years	90,099
Total	876,678

In April and May 2017, GasLog LNG Services entered into agreements in relation to investments in certain of the Partnership’s and GasLog’s vessels, with the aim of enhancing their operational performance. Commitments relating to these agreements for the Partnership are as follows:

Period	June 30, 2019
Not later than one year	1,511
Total	1,511

Following the acquisition of (i) the Methane Rita Andrea and the Methane Jane Elizabeth and (ii) the Methane Alison Victoria, the Methane Shirley Elisabeth and the Methane Heather Sally, the Partnership, through its subsidiaries (i) GAS-sixteen Ltd. and GAS-seventeen Ltd. and (ii) GAS-nineteen Ltd., GAS-twenty Ltd. and GAS-twenty one Ltd., respectively, is counter guarantor for the acquisition from BG Group plc of 83.3% of depot spares with an aggregate value of $6,000, of which $660 have been purchased and paid as of June 30, 2019 by GasLog. These spares should be acquired before March 31, 2020.

In September 2017 and July 2018, GasLog LNG Services entered into maintenance agreements with Wartsila Greece S.A. in respect of eight of the Partnership’s LNG carriers. The agreements ensure dynamic maintenance planning, technical support, security of spare parts supply, specialist technical personnel and performance monitoring.

In March 2019, GasLog LNG Services entered into an agreement with Samsung Heavy Industries Co., Ltd. ("Samsung") in respect of eleven of the Partnership's LNG carriers. The agreement covers the supply of ballast water management systems on board the vessels by Samsung and associated field, commissioning and engineering services for a firm period of six years.

Various claims, suits and complaints, including those involving government regulations, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, environmental claims, agents and insurers and from claims with suppliers relating to the operations of the Partnership’s vessels. Currently, management is not aware of any such claims or contingent liabilities requiring disclosure in the consolidated financial statements.